Financial Assets and Financial Liabilities - Schedule of Contractual Undiscounted Payments (Details) - Group [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contractual Undiscounted Payments [Line Items]
Interest-bearing loans and borrowings	¥ 54,029	¥ 65,226
Lease liabilities	4,632	4,023
Trade payables	52,700	34,818
Due to a shareholder	1,016	12,566
Other payables and accruals	88,804	87,859
As at December 31, 2023
Due to a related party		531
On demand [Member]
Schedule of Contractual Undiscounted Payments [Line Items]
Interest-bearing loans and borrowings	19,046	34,000
Lease liabilities
Trade payables
Due to a shareholder	1,016	12,566
Other payables and accruals
As at December 31, 2023
Due to a related party		531
Less than 1 year [Member]
Schedule of Contractual Undiscounted Payments [Line Items]
Interest-bearing loans and borrowings	34,983	31,226
Lease liabilities	1,438	1,763
Trade payables	17,703	11,362
Due to a shareholder
Other payables and accruals	47,133	73,900
As at December 31, 2023
Due to a related party
Over 1 year [Member]
Schedule of Contractual Undiscounted Payments [Line Items]
Interest-bearing loans and borrowings
Lease liabilities	3,194	2,260
Trade payables	34,977	23,456
Due to a shareholder
Other payables and accruals	¥ 41,671	13,959
As at December 31, 2023
Due to a related party